UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Oct. 01, 2023		Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
ASSETS
Cash and cash equivalents	$ 186,200	$ 277,000			$ 210,900
Accounts receivable, net	489,200	688,600			527,000
Due from Starz Business (Note 20)	176,500	33,400			157,600
Prepaid expenses and other current assets	38,000	34,800			36,000
Other current assets	294,000	373,100			256,500
Total current assets	1,145,900	1,372,100			1,152,000
Operating lease right-of-use assets	300,100	344,300			116,800
Investment in films and television programs and program rights, net	2,457,400	1,929,000			1,786,700
Property and equipment, net	33,900	37,300			23,800
Investments	79,400	74,800			64,700
Intangible assets, net	22,000	25,700			26,900
Goodwill	808,500	811,200			795,600
Other assets	827,400	852,900			563,000
Total assets	5,374,500	5,103,000			4,412,700
LIABILITIES
Accounts payable	251,400	246,700			251,100
Content related payables	33,500	41,400			26,600
Other accrued liabilities	163,000	282,400			215,400
Participations and residuals	614,900	647,800			524,400
Film related obligations	1,421,200	1,393,100			923,700
Debt - short term portion	253,400	860,300			41,400
Deferred revenue	446,700	170,600			126,200
Total current liabilities	3,184,100	3,642,300			2,108,800
Debt	1,742,800	923,000			1,202,200
Long-term operating lease liabilities		329,700			96,400
Participations and residuals	388,800	435,100			329,600
Film related obligations	443,200	544,900			1,016,400
Other liabilities	424,500	452,500			120,900
Deferred revenue	121,300	118,400			52,000
Deferred tax liabilities	19,900	13,700			18,100
Total liabilities	6,324,600	6,129,900			4,848,000
Commitments and contingencies (Note 16)
Redeemable noncontrolling interests	99,700	123,300			343,600
EQUITY (DEFICIT)
Common shares	300,700	0			0
Accumulated deficit	(1,446,400)	(1,249,100)			(881,900)
Accumulated other comprehensive income	64,800	96,700			101,500
Total Lions Gate Entertainment Corp. shareholders' equity (deficit)	(1,080,900)	(1,152,400)			(780,400)
Noncontrolling interests	31,100	2,200			1,500
Total equity (deficit)	(1,049,800)	(1,150,200)	$ (877,800)		(778,900)
Total liabilities, redeemable noncontrolling interests and equity (deficit)	5,374,500	5,103,000			4,412,700
LIONS GATE ENTERTAINMENT CORP. [Member]
ASSETS
Cash and cash equivalents	200,500	314,000			272,100
Accounts receivable, net	560,000	753,000			582,100
Prepaid expenses and other current assets	54,400	58,200			43,300
Other current assets	310,400	396,500			264,200
Total current assets	1,070,900	1,463,500			1,118,400
Operating lease right-of-use assets	338,600	388,800			169,000
Investment in films and television programs and program rights, net	3,376,300	2,762,200			2,947,900
Property and equipment, net	83,700	88,500			89,500
Investments	79,400	74,800			64,700
Intangible assets, net	880,900	991,800			1,300,100
Goodwill	808,500	811,200			1,289,500
Other assets	867,600	900,700			616,100
Total assets	7,167,300	7,092,700			7,426,200
LIABILITIES
Accounts payable	336,700	327,600			368,100
Content related payables	147,200	190,000			184,100
Other accrued liabilities	199,600	355,100			273,400
Participations and residuals	642,200	678,400			549,300
Film related obligations	1,497,000	1,393,100			1,007,200
Debt - short term portion	119,000	860,300			41,400
Deferred revenue	457,900	187,600			147,200
Total current liabilities	3,399,600	3,992,100			2,570,700
Debt	2,441,800	1,619,700			1,978,200
Long-term operating lease liabilities		385,100			159,200
Participations and residuals	388,800	435,100			329,600
Film related obligations	443,200	544,900			1,016,400
Other liabilities	503,900	556,400			317,900
Deferred revenue	121,300	118,400			52,000
Deferred tax liabilities	25,100	13,300			31,800
Total liabilities	7,323,700	7,279,900			6,296,600
Commitments and contingencies (Note 16)
Redeemable noncontrolling interests	99,700	123,300			343,600
EQUITY (DEFICIT)
Accumulated deficit	(3,422,700)	(3,576,700)			(2,439,600)
Accumulated other comprehensive income	76,400	116,000			120,900
Total Lions Gate Entertainment Corp. shareholders' equity (deficit)	(168,300)	(312,700)			784,500
Noncontrolling interests	(87,800)	2,200			1,500
Total equity (deficit)	(256,100)	(310,500)	(218,800)		786,000
Total liabilities, redeemable noncontrolling interests and equity (deficit)	7,167,300	7,092,700			7,426,200
Entertainment One Film and Television Business [Member]
ASSETS
Cash and cash equivalents			71,022			$ 91,077	$ 132,880
Accounts receivable, net			85,186			157,749	128,417
Inventories			2,730			2,974	3,276
Prepaid expenses and other current assets			410,374			423,456	400,433
Total current assets			569,312			675,256	665,006
Operating lease right-of-use assets			29,233	[1]		38,233	48,531
Property and equipment, net			22,273			28,696	31,079
Investment in productions and investments in acquired content rights			731,855			694,002	596,385
Goodwill			0			231,000	231,000
Other intangibles, net			42,402			118,995	141,840
Other assets			113,029			115,091	58,168
Total assets			1,508,104			1,901,273	1,772,009
LIABILITIES
Production financing			150,096			194,781	170,053
Accounts payable			22,631			29,833	6,667
Other accrued liabilities			136,727			207,252	172,940
Accrued participation and residuals			229,823			267,037	265,397
Deferred revenue			26,484			22,991	26,604
Total current liabilities			565,761			721,894	641,661
Long-term operating lease liabilities			25,643	[2]		31,012	40,216
Other liabilities			13,785			32,175	30,467
Deferred revenue			1,098			714	1,474
Total liabilities			606,287			785,795	713,818
Commitments and contingencies (Note 16)
Redeemable noncontrolling interests			0			0	23,938
EQUITY (DEFICIT)
Net parent investment			929,651			1,143,855	1,028,975
Accumulated other comprehensive income			(27,834)			(28,377)	5,278
Total Lions Gate Entertainment Corp. shareholders' equity (deficit)			901,817			1,115,478	1,034,253
Total liabilities, redeemable noncontrolling interests and equity (deficit)			$ 1,508,104			$ 1,901,273	$ 1,772,009
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP. [Member]
EQUITY (DEFICIT)
Common shares	674,500	673,600			672,300
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP. [Member]
EQUITY (DEFICIT)
Common shares	$ 2,503,500	$ 2,474,400			$ 2,430,900

[1]	Included in Operating lease right-of-use assets on the Condensed Combined Balance Sheets
[2]	Included in Other liabilities on the Condensed Combined Balance Sheets